FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Restricted cash and cash equivalents	$ 12,837	$ 0
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	197	204	$ 621
Total customer accounts receivable and contract assets	4,432	4,114
COVID-19 Pandemic
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Government Grant, Qualified Amount During Period	60		(90)
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	2	3
Accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,235	3,910
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	243	250
Allowance for doubtful accounts expense 1	87	155
Net use	(146)	(162)
Balance, end of year	184	243	$ 250
Accounts receivable | Unbilled financing receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,808	2,646
Accounts receivable | Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	977	895
Accounts receivable | 30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	236	214
Accounts receivable | 61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111	89
Accounts receivable | Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	103	66
Accounts receivable | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	513	442
Accounts receivable | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 182	$ 240